Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	400,000,000	400,000,000
Ordinary shares, shares issued (in Shares)	8,950,000	8,950,000
Ordinary shares, shares outstanding (in Shares)	72,000,000	72,000,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	4,800,000	4,800,000
Ordinary shares, shares outstanding (in Shares)	4,800,000	4,800,000